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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund

Portfolio of Investments - June 30, 2007 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 97.4% of Net Assets

		ARIZONA: 10.6%
Aaa	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	$125,000	$127,666
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	101,289
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	141,832
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	229,162
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	255,956
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	264,128
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	276,718
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	75,526
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	100,000
Aaa	AAA	Northern Arizona University, 5%, 9/1/23	150,000	156,520
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	255,363
Aaa	AAA	Pima County Unified School District #10 (Amphitheater),(Prerefunded 7/01/09 @100) (FGIC Insured), 5.1%, 7/1/11	190,000	194,615
Aa2	AAA	Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	235,244
Aa3	AA	Tucson Recreational Facility Improvements (Prerefunded 7/01/09 @100), 5.25%, 7/1/19	250,000	256,688
Aa3	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	102,675
Aaa	AAA	University of Arizona Board of Regents (Prerefunded 12/01/09 @100)(FGIC Insured), 5.8%, 6/1/24	275,000	287,391

		FLORIDA: 10.4%
Aaa	AAA	Emerald Coast Utilities Authority Revenue Bond, (FGIC Insured), 5%, 1/1/25	1,010,000	1,036,997
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,165,109
Aaa	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5.0%, 10/1/23	750,000	776,573

		ILLINOIS: 4.8%
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	361,188
Aaa	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5% 12/30/24	1,000,000	1,030,520

		KANSAS: 1.8%
Aa2	AAA	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	523,600

		MARYLAND: 0.3%
Aaa	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	85,000	93,936

		MASSACHUSETTS: 3.9%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,134,230

		MICHIGAN: 4.2%
Aaa	AAA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	437,937
Aaa	AAA	Charles Stewart Mott Community College, (MBIA Insured) 5%, 5/1/18	720,000	756,554

		MISSISSIPPI: 4.2%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	601,955
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	599,175

		MISSOURI: 19.8%
nr	AAA	Camdenton Reorg School District Nor-III, Camden County Certificate Participation, (FSA Insured), 5%, 3/1/20	500,000	518,650
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	311,235
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	315,900
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	138,213
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	209,790
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	330,701
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	309,882
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	367,787
Aa1	AA+	Missouri State Board Public Buildings, 4%, 12/1/10	75,000	75,259
Aa1	AA+	Missouri State Board Public Buildings, 5.5% 10/15/13	300,000	324,918
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond 5.0%, 11/1/09	500,000	512,855
Aaa	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	260,890
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	328,318
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	302,538
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	289,055
nr	AAA	St Louis County, Mortgage Revenue Bond 5.65%, 2/1/20	500,000	541,225
A2	A	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	230,852
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (Prerefunded 2/15/10 @ $101)(AMBAC Insured), 5.75%, 2/15/17	300,000	316,428

		NEW JERSEY: 3.4%
Aaa	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	965,532

		NORTH CAROLINA: 11.9%
Aaa	AAA	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	843,336
Aaa	AAA	Macon County, 5%, 6/1/13	500,000	527,665
Baa1	nr	North Carolina Medical Care Community Revenue, 5.5%, 10/1/24	500,000	525,280
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	595,163
Aaa	AAA	University North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	939,947

		NORTH DAKOTA: 1.9%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	539,610

		PENNSYLVANIA: 7.6%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,134,310
Aaa	AAA	Pennsylvania Higher Educational Facilities Authority Revenue Bond, 5%, 4/01/20	1,000,000	1,050,480

		PUERTO RICO: 0.5%
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	152,595

		TEXAS: 5.8%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	347,856
Aa3	AA	Mueller Local Government, Contract Revenue, 5%, 9/1/25	1,280,000	1,324,608

		SOUTH CAROLINA: 1.8%
Aaa	AAA	Orangeburg County Government Action Authority, (MBIA Insured), 5%, 10/1/12	500,000	522,910

		VIRGINIA: 1.1%
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	162,873
Aaa	nr	Richmond Industrial Development Authority Government Facilities Revenue Bond, (AMBAC Insured), 5%, 7/15/16	150,000	159,750

		WASHINGTON: 3.4%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	637,652
Aaa	AAA	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	329,649

		TOTAL INVESTMENTS (Cost $ 27,518,829)		28,022,259

		CASH AND RECEIVABLES LESS LIABILITIES: 2.6% of Net Assets		742,550

		NET ASSETS: 100%		28,764,809

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments - June 30, 2007 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 96.6% of Net Assets

		ECONOMIC DEVELOPMENT: 8.0%
Aaa	AAA	James City County Economic Development Authority Revenue, 5% 6/15/19	$1,050,000	$1,111,551
Aa2	AA	Newport News Economic Development Authority Revenue, 5% 7/1/25	745,000	772,289

		EDUCATION: 11.9%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/01/21	1,000,000	1,045,600
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	924,399
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	822,291

		GENERAL OBLIGATION: 18.0%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	213,532
Aaa	AAA	Culpeper County, (Prerefunded 1/15/10 @ 101) 6%, 1/15/21	400,000	423,756
Aaa	AAA	Loudoun County, (Prerefunded 5/1/12 @ 100) 5.25%, 5/1/13	620,000	653,926
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	528,750
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,000,000	1,058,180
Aaa	AAA	Richmond, 5%, 7/15/23	750,000	778,778
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	564,570

		HOSPITAL: 11.4%
A1	NR	Augusta County Industrial Development Authority, Hospital Revenue 5.25%, 9/1/20	1,000,000	1,066,620
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	258,122

Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	211,762
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	534,080
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	569,755

		HOUSING: 8.0%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	432,297
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	152,595
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,300,750

		INDUSTRIAL DEVELOPMENT: 10.7%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,035,330
Aaa	AAA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	484,340
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5% 8/1/25	1,000,000	979,370

		LEASING AND OTHER FACILITIES: 10.1%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	529,890
Aaa	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	778,725
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,053,080

		MUNICIPAL OTHER: 4.5%
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,062,180

		TRANSPORTATION: 2.9%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	371,053
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	300,000	306,462

		WATER & WASTE: 11.1%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5%, 10/1/15	570,000	608,401
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/13	700,000	750,708
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	162,873
Aaa	AAA/A-1	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,089,120

		TOTAL INVESTMENTS (Cost $22,428,910)		$22,635,135

		CASH AND RECEIVABLES LESS LIABILITIES: 3.4% of Net Assets		801,700

		NET ASSETS: 100%		$23,436,835

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 10, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 10, 2007